Subsequent Events	12 Months Ended
Dec. 31, 2017
Subsequent Events [Abstract]
Subsequent Events
Subsequent Events
On September 14, 2018, we and our wholly owned subsidiary, GOV MS REIT, or Merger Sub, entered into an Agreement and Plan of Merger, or the Merger Agreement, with SIR, pursuant to which SIR has agreed to merge with and into Merger Sub, with Merger Sub continuing as the surviving entity in the merger, or the Merger. Pursuant to the terms and subject to the conditions set forth in the Merger Agreement, at the effective time of the Merger, or the Effective Time, each common share of SIR issued and outstanding immediately prior to the Effective Time will be converted into the right to receive 1.04, or the Exchange Ratio, of our newly issued common shares, subject to adjustment as described in the Merger Agreement, with cash paid in lieu of fractional shares. The Exchange Ratio is fixed and will not be adjusted to reflect changes in the market price of our common shares or SIR common shares prior to the Effective Time. At the Effective Time, any outstanding unvested SIR common share awards under SIR’s equity compensation plan will be converted into an award under our equity compensation plan, subject to substantially similar vesting requirements and other terms and conditions, of a number of our common shares determined by multiplying the number of unvested SIR common shares subject to such award by the Exchange Ratio (rounded down to the nearest whole number). Also pursuant to the Merger Agreement, we and SIR agreed that, prior to the Effective Time, we would sell, for cash consideration, all 24,918,421 SIR common shares owned by us, or the Secondary Sale, which Secondary Sale was completed on October 9, 2018 as further described below, and further that, subject to the satisfaction of certain conditions, SIR will declare and, at least one business day prior to the closing date of the Merger, pay a pro rata distribution to its shareholders of all 45,000,000 common shares of its majority owned subsidiary, Industrial Logistics Properties Trust that SIR owns, or the ILPT Distribution. Following the ILPT Distribution and upon the closing of the Merger, we will acquire SIR's remaining property portfolio of 99 properties with approximately 16,538,462 rentable square feet. The aggregate transaction value, based on the closing price of our common shares on September 30, 2018 of $11.29 per share, is approximately $2,738,488, excluding estimated closing costs of $40,000 and including the repayment or assumption of $1,720,000 of SIR debt. The Merger and the other transactions contemplated by the Merger Agreement, including the Secondary Sale and the ILPT Distribution, are collectively referred to herein as the Transactions.

We expect that immediately after the Merger is effective, Merger Sub will then merge with and into us, with us as the surviving entity, and we will change our name to “Office Properties Income Trust,” following which our ticker symbol on The Nasdaq Stock Market LLC, or Nasdaq, will be changed to “OPI”. We also expect that immediately following that second merger, the combined company will effect a reverse stock split of its common shares pursuant to which every four common shares of the combined company will be converted into one common share of the combined company. The combined company will continue to be managed by The RMR Group LLC, or RMR LLC, pursuant to our existing business and property management agreements with RMR LLC.

The completion of the Merger is subject to the satisfaction or waiver of various conditions, including, among other things, approval by our shareholders of the issuance of our common shares in the Merger and by SIR’s shareholders of the Merger and the other Transactions to which SIR is a party, the absence of any law or order by any governmental authority prohibiting, making illegal, enjoining or otherwise restricting, preventing or prohibiting the consummation of the Merger and the other Transactions, the effectiveness of the registration statement on Form S-4, as amended, or the Form S-4, filed by us with the Securities and Exchange Commission, or SEC, to register our common shares to be issued in the Merger and the approval of Nasdaq for the listing of such shares on Nasdaq, subject to official notice of issuance, and, subject to the satisfaction of certain other conditions, the payment of the ILPT Distribution at least one business day before the completion of the Merger. We and SIR expect to consummate the Merger by December 31, 2018. The Merger Agreement provides that either party may terminate the Merger Agreement if the Merger is not consummated by the outside closing date of June 30, 2019.

Contemporaneously with the execution of the Merger Agreement, and in connection with the Secondary Sale, we entered into a registration agreement with SIR, or the Registration Agreement, pursuant to which we received demand registration rights, subject to certain limitations, with respect to the Secondary Sale. The Registration Agreement provides that we will pay all the costs and expenses incurred in connection with the Secondary Sale, including costs and expenses incurred by SIR and its affiliates. On October 9, 2018, pursuant to the terms of the Registration Agreement, we sold all 24,918,421 SIR common shares in the Secondary Sale that we then owned in an underwritten public offering at a price of $18.25 per share, raising net proceeds of approximately $434,700 after deducting underwriting discounts and estimated offering expenses. We used the net proceeds from the Secondary Sale to repay amounts outstanding under our revolving credit facility.